Supplemental Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Additional Information [Abstract]
Condensed Consolidating Income Statement

Figures in millions (US dollars)	2018	2018	2018	2018	2018
Condensed consolidating income statement	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Revenue from product sales	498	—	3,445	—	3,943
Cost of sales	(494)	—	(2,679)	—	(3,173)
Gain (loss) on non-hedge derivatives and other commodity contracts	(4)	—	6	—	2
Gross profit (loss)	—	—	772	—	772
Corporate administration, marketing and other income (expenses)	(12)	(20)	(13)	(31)	(76)
Exploration and evaluation costs	(4)	—	(98)	—	(102)
Other operating income (expenses)	(46)	3	(54)	—	(97)
Special items	(15)	8	(155)	(8)	(170)
Operating profit (loss)	(77)	(9)	452	(39)	327
Dividend income	2	—	—	—	2
Interest income	—	4	13	—	17
Other gains (losses)	—	(6)	(3)	—	(9)
Finance costs and unwinding of obligations	(23)	(107)	(48)	—	(178)
Fair value adjustments	—	—	(3)	—	(3)
Share of associates and joint ventures’ profit (loss)	6	—	107	9	122
Equity gain (loss) in subsidiaries	142	490	—	(632)	—
Profit (loss) before taxation	50	372	518	(662)	278
Taxation	83	—	(211)	—	(128)
Profit (loss) for the period	133	372	307	(662)	150
Allocated as follows:
Equity shareholders	133	372	290	(662)	133
Non-controlling interests	—	—	17	—	17
	133	372	307	(662)	150
Comprehensive income (loss)	(8)	320	301	(604)	9
Comprehensive (income) loss attributable to non-controlling interests	—	—	(17)	—	(17)
Comprehensive income (loss) attributable to AngloGold Ashanti	(8)	320	284	(604)	(8)

Figures in millions (US dollars)	2017	2017	2017	2017	2017
Condensed consolidating income statement (restated)	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Revenue from product sales	1,001	—	3,539	(30)	4,510
Cost of sales	(1,030)	—	(2,707)	1	(3,736)
Gain (loss) on non-hedge derivatives and other commodity contracts	—	—	11	(1)	10
Gross profit (loss)	(29)	—	843	(30)	784
Corporate administration, marketing and other income (expenses)	(7)	(7)	(2)	(48)	(64)
Exploration and evaluation costs	(10)	—	(104)	—	(114)
Other operating income (expenses)	(9)	—	(79)	—	(88)
Special items	(414)	(6)	(27)	9	(438)
Operating profit (loss)	(469)	(13)	631	(69)	80
Interest income	1	3	11	—	15
Other gains (losses)	—	1	(12)	—	(11)
Finance costs and unwinding of obligations	(22)	(107)	(40)	—	(169)
Share of associates and joint ventures’ profit (loss)	13	—	9	—	22
Equity gain (loss) in subsidiaries	212	447	—	(659)	—
Profit (loss) before taxation	(265)	331	599	(728)	(63)
Taxation	104	—	(212)	—	(108)
Profit (loss) after taxation	(161)	331	387	(728)	(171)
Preferred stock dividends	(30)	—	—	30	—
Profit (loss) for the period	(191)	331	387	(698)	(171)

Allocated as follows:
Equity shareholders	(191)	331	367	(698)	(191)
Non-controlling interests	—	—	20	—	20
	(191)	331	387	(698)	(171)
Comprehensive income (loss)	(37)	365	422	(767)	(17)
Comprehensive (income) loss attributable to non-controlling interests	—	—	(20)	—	(20)
Comprehensive income (loss) attributable to AngloGold Ashanti	(37)	365	402	(767)	(37)

Figures in millions (US dollars)	2016	2016	2016	2016	2016
Condensed consolidating income statement (restated)	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Revenue from product sales	1,131	—	3,150	(58)	4,223
Cost of sales	(981)	—	(2,420)	—	(3,401)
Gain (loss) on non-hedge derivatives and other commodity contracts	—	—	18	1	19
Gross profit (loss)	150	—	748	(57)	841
Corporate administration, marketing and other income (expenses)	17	(6)	(3)	(69)	(61)
Exploration and evaluation costs	(14)	—	(119)	—	(133)
Other operating income (expenses)	(26)	2	(86)	—	(110)
Special items	54	(35)	29	(90)	(42)
Operating profit (loss)	181	(39)	569	(216)	495
Interest income	6	3	13	—	22
Other gains (losses)	1	(1)	(28)	(60)	(88)
Finance costs and unwinding of obligations	(18)	(131)	(31)	—	(180)
Fair value adjustments	—	9	—	—	9
Share of associates and joint ventures’ profit (loss)	(13)	2	30	(8)	11
Equity gain (loss) in subsidiaries	(61)	389	—	(328)	—
Profit (loss) before taxation	96	232	553	(612)	269
Taxation	(4)	—	(184)	(1)	(189)
Profit (loss) after taxation	92	232	369	(613)	80
Preferred stock dividends	(29)	—	(29)	58	—
Profit (loss) for the period	63	232	340	(555)	80

Allocated as follows:
Equity shareholders	63	232	323	(555)	63
Non-controlling interests	—	—	17	—	17
	63	232	340	(555)	80
Comprehensive income (loss)	250	234	388	(605)	267
Comprehensive (income) loss attributable to non-controlling interests	—	—	(17)	—	(17)
Comprehensive income (loss) attributable to AngloGold Ashanti	250	234	371	(605)	250

Condensed Consolidating Statement of Financial Position

Figures in millions (US dollars)	2018	2018	2018	2018	2018
Condensed consolidating statement of financial position	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
ASSETS
Non-current assets
Tangible assets	625	—	2,756	—	3,381
Intangible assets	1	—	123	(1)	123
Investments in subsidiaries, associates and joint ventures	2,383	4,255	1,398	(6,508)	1,528
Other investments	2	3	138	(2)	141
Inventories	1	—	105	—	106
Trade and other receivables	—	29	102	(29)	102
Cash restricted for use	—	—	35	—	35
	3,012	4,287	4,657	(6,540)	5,416
Current assets
Other investments	—	6	—	—	6
Inventories, trade and other receivables, intergroup balances and other current assets	390	416	1,166	(1,111)	861
Cash restricted for use	—	—	31	—	31
Cash and cash equivalents	7	97	225	—	329
	397	519	1,422	(1,111)	1,227

Total assets	3,409	4,806	6,079	(7,651)	6,643

EQUITY AND LIABILITIES
Share capital and premium	7,171	6,096	821	(6,917)	7,171
Retained earnings (accumulated losses) and other reserves	(4,519)	(3,310)	1,406	1,904	(4,519)
Shareholders’ equity	2,652	2,786	2,227	(5,013)	2,652
Non-controlling interests	—	—	42	—	42
Total equity	2,652	2,786	2,269	(5,013)	2,694

Non-current liabilities	319	1,734	1,103	—	3,156
Current liabilities including intergroup balances	438	286	2,707	(2,638)	793
Total liabilities	757	2,020	3,810	(2,638)	3,949
Total equity and liabilities	3,409	4,806	6,079	(7,651)	6,643

Figures in millions (US dollars)	2017	2017	2017	2017	2017
Condensed consolidating statement of financial position	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
ASSETS
Non-current assets
Tangible assets	739	—	3,003	—	3,742
Intangible assets	1	—	139	(2)	138
Investments in subsidiaries, associates and joint ventures	2,371	4,376	1,371	(6,611)	1,507
Other investments	2	6	125	(2)	131
Inventories	—	—	100	—	100
Trade and other receivables	—	29	67	(29)	67
Deferred taxation	—	—	4	—	4
Cash restricted for use	—	—	37	—	37
	3,113	4,411	4,846	(6,644)	5,726
Current assets
Other investments	—	6	1	—	7
Inventories, trade and other receivables, intergroup balances and other current assets	471	145	1,166	(877)	905
Cash restricted for use	—	1	27	—	28
Cash and cash equivalents	11	21	173	—	205
	482	173	1,367	(877)	1,145
Non-current assets held for sale	310	—	38	—	348
	792	173	1,405	(877)	1,493

Total assets	3,905	4,584	6,251	(7,521)	7,219
EQUITY AND LIABILITIES
Share capital and premium	7,134	6,096	824	(6,920)	7,134
Retained earnings (accumulated losses) and other reserves	(4,471)	(3,491)	1,619	1,872	(4,471)
Shareholders’ equity	2,663	2,605	2,443	(5,048)	2,663
Non-controlling interests	—	—	41	—	41
Total equity	2,663	2,605	2,484	(5,048)	2,704
Non-current liabilities	527	1,764	1,369	—	3,660
Current liabilities including intergroup balances	591	215	2,396	(2,473)	729
Non-current liabilities held for sale	124	—	2	—	126
Total liabilities	1,242	1,979	3,767	(2,473)	4,515
Total equity and liabilities	3,905	4,584	6,251	(7,521)	7,219

Figures in millions (US dollars)	2016	2016	2016	2016	2016
Condensed consolidating statement of financial position	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
ASSETS
Non-current assets
Tangible assets	1,160	—	2,951	—	4,111
Intangible assets	4	—	143	(2)	145
Investments in subsidiaries, associates and joint ventures	2,109	3,478	1,338	(5,477)	1,448
Other investments	2	3	122	(2)	125
Inventories	—	—	84	—	84
Trade and other receivables	—	29	34	(29)	34
Deferred taxation	—	—	4	—	4
Cash restricted for use	—	—	36	—	36
	3,275	3,510	4,712	(5,510)	5,987
Current assets
Other investments	—	5	—	—	5
Inventories, trade and other receivables, intergroup balances and other current assets	429	807	1,153	(1,462)	927
Cash restricted for use	—	1	18	—	19
Cash and cash equivalents	44	32	139	—	215
	473	845	1,310	(1,462)	1,166

Total assets	3,748	4,355	6,022	(6,972)	7,153
EQUITY AND LIABILITIES
Share capital and premium	7,108	6,139	824	(6,963)	7,108
Retained earnings (accumulated losses) and other reserves	(4,393)	(3,765)	702	3,063	(4,393)
Shareholders’ equity	2,715	2,374	1,526	(3,900)	2,715
Non-controlling interests	—	—	39	—	39
Total equity	2,715	2,374	1,565	(3,900)	2,754
Non-current liabilities	496	1,799	1,344	—	3,639
Current liabilities including intergroup balances	537	182	3,113	(3,072)	760
Total liabilities	1,033	1,981	4,457	(3,072)	4,399
Total equity and liabilities	3,748	4,355	6,022	(6,972)	7,153

Condensed Consolidating Statement of Cash Flow

Figures in millions (US dollars)	2018	2018	2018	2018	2018
Condensed consolidating statement of cash flow	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Cash flows from operating activities
Cash generated from (used by) operations	(120)	(18)	1,062	8	932
Net movement in intergroup receivables and payables	73	(215)	130	12	—
Dividends received from joint ventures	—	91	—	—	91
Taxation refund	—	—	5	—	5
Taxation paid	—	—	(171)	—	(171)
Net cash inflow (outflow) from operating activities	(47)	(142)	1,026	20	857
Cash flows from investing activities
Capital expenditure	(64)	—	(588)	—	(652)
Dividends from other investments	2	—	—	—	2
Proceeds from disposal of tangible assets	303	—	4	6	313
Other investments acquired	—	—	(81)	—	(81)
Proceeds from disposal of other investments	—	—	98	—	98
Investments in associates and joint ventures	—	—	(8)	—	(8)
Net loans repaid by (advanced to) associates and joint ventures	9	10	(2)	—	17
Cash payment to settle the sale of environmental trust fund	(32)	—	—	—	(32)
Disposal (acquisition) of subsidiaries	—	(7)	7	—	—
Decrease (increase) in cash restricted for use	—	1	(4)	(1)	(4)
Interest received	—	1	11	—	12
Net cash inflow (outflow) from investing activities	218	5	(563)	5	(335)
Cash flows from financing activities
Proceeds from borrowings	407	45	301	—	753
Repayment of borrowings	(570)	(80)	(317)	—	(967)
Finance costs paid	(12)	(102)	(16)	—	(130)
Bond settlement premium, RCF and bond transaction costs	—	(10)	—	—	(10)
Dividends paid	(24)	—	(15)	—	(39)
Intergroup dividends received (paid)	25	360	(386)	1	—
Net cash inflow (outflow) from financing activities	(174)	213	(433)	1	(393)
Net increase (decrease) in cash and cash equivalents	(3)	76	30	26	129
Translation	(1)	—	22	(26)	(5)
Cash and cash equivalents at beginning of year	11	21	173	—	205
Cash and cash equivalents at end of year	7	97	225	—	329

Figures in millions (US dollars)	2017	2017	2017	2017	2017
Condensed consolidating statement of cash flow	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Cash flows from operating activities
Cash generated from (used by) operations	(5)	(15)	1,168	3	1,151
Net movement in intergroup receivables and payables	10	(102)	123	(31)	—
Dividends received from joint ventures	—	6	—	—	6
Taxation refund	3	—	11	—	14
Taxation paid	—	—	(174)	—	(174)
Net cash inflow (outflow) from operating activities	8	(111)	1,128	(28)	997
Cash flows from investing activities
Capital expenditure	(143)	—	(686)	—	(829)
Expenditure on intangible assets	(1)	—	—	—	(1)
Proceeds from disposal of tangible assets	3	—	4	—	7
Other investments acquired	—	(5)	(86)	—	(91)
Proceeds from disposal of other investments	—	—	75	3	78
Investments in associates and joint ventures	—	(15)	(14)	2	(27)
Net loans repaid by (advanced to) associates and joint ventures	—	(6)	2	(2)	(6)
Reduction in investment in subsidiary	42	—	—	(42)	—
Disposal (acquisition) of subsidiaries	—	(2)	2	—	—
Decrease (increase) in cash restricted for use	—	—	(8)	—	(8)
Interest received	1	3	11	—	15
Net cash inflow (outflow) from investing activities	(98)	(25)	(700)	(39)	(862)
Cash flows from financing activities
Reduction in share capital	—	(43)	—	43	—
Proceeds from borrowings	539	155	121	—	815
Repayment of borrowings	(428)	(170)	(169)	—	(767)
Finance costs paid	(15)	(103)	(20)	—	(138)
Dividends paid	(39)	—	(19)	—	(58)
Intergroup dividends received (paid)	—	286	(286)	—	—
Net cash inflow (outflow) from financing activities	57	125	(373)	43	(148)
Net increase (decrease) in cash and cash equivalents	(33)	(11)	55	(24)	(13)
Translation	—	—	(21)	24	3
Cash and cash equivalents at beginning of year	44	32	139	—	215
Cash and cash equivalents at end of year	11	21	173	—	205

Figures in millions (US dollars)	2016	2016	2016	2016	2016
Condensed consolidating statement of cash flow	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Cash flows from operating activities
Cash generated from (used by) operations	245	(11)	1,106	(38)	1,302
Net movement in intergroup receivables and payables	(8)	169	(163)	2	—
Dividends received from joint ventures	—	37	—	—	37
Taxation refund	3	—	9	—	12
Taxation paid	(4)	—	(161)	—	(165)
Net cash inflow (outflow) from operating activities	236	195	791	(36)	1,186
Cash flows from investing activities
Capital expenditure	(171)	—	(535)	—	(706)
Expenditure on intangible assets	(2)	—	(3)	—	(5)
Proceeds from disposal of tangible assets	—	—	4	—	4
Other investments acquired	—	—	(73)	—	(73)
Proceeds from disposal of other investments	—	—	61	—	61
Investments in associates and joint ventures	—	—	(11)	—	(11)
Proceeds from disposal of associates and joint ventures	—	10	—	—	10
Net loans repaid by (advanced to) associates and joint ventures	—	(2)	(2)	—	(4)
Disposal (acquisition) of subsidiaries	(6)	(2)	2	6	—
Decrease (increase) in cash restricted for use	1	—	7	—	8
Interest received	2	—	12	—	14
Net cash inflow (outflow) from investing activities	(176)	6	(538)	6	(702)
Cash flows from financing activities
Proceeds from issue of share capital	—	6	—	(6)	—
Proceeds from borrowings	256	330	201	—	787
Repayment of borrowings	(291)	(951)	(91)	—	(1,333)
Finance costs paid	(11)	(145)	(16)	—	(172)
Bond settlement premium, RCF and bond transaction costs	—	(30)	—	—	(30)
Dividends paid	—	—	(15)	—	(15)
Intergroup dividends received (paid)	7	399	(406)	—	—
Net cash inflow (outflow) from financing activities	(39)	(391)	(327)	(6)	(763)
Net increase (decrease) in cash and cash equivalents	21	(190)	(74)	(36)	(279)
Translation	4	—	(30)	36	10
Cash and cash equivalents at beginning of year	19	222	243	—	484
Cash and cash equivalents at end of year	44	32	139	—	215